Non-operating (expenses) income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other Income, Nonoperating [Abstract]
Dividend income from marketable securities	$ 974	$ 802	$ 1,049
Interest income from bank deposits	245	235	218
Unrealized (loss) gain from marketable securities	872	2,010	(5,179)
Realized gain from sales of marketable securities	1,073	333	29
Rental income, net of depreciation charges	2,209	2,026	1,564
Others	(65)	39	(41)
Non-operating (expenses) income, net	$ 5,308	$ 5,445	$ (2,360)